Commitments	12 Months Ended
May 31, 2023
Commitments [Abstract]
Commitments

Note 10 – Commitments

Lease Commitments

The VIE rents its office and employee housing in the PRC under non-cancellable operating leases. There is no future minimum lease payments under the non-cancellable operating leases as of May 31, 2023.

Lease expense for the years ended May 31, 2023 and 2022 was $11,679 and $19,583, respectively.